Net fee and commission income	6 Months Ended
Jun. 30, 2026
Net Fee And Commission Income [Abstract]
Net fee and commission income	Note 4: Net fee and commission income

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m

Fee and commission income:
Current accounts	352	340
Credit and debit card fees	688	634
Commercial banking and treasury fees	151	94
Factoring	27	34
Other fees and commissions	98	100
Total fee and commission income	1,316	1,202
Fee and commission expense	(688)	(597)
Net fee and commission income	628	605
Current account and credit and debit card fees principally arise in Retail; commercial banking and treasury fees and factoring arise in Commercial Banking.